Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000173880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	LUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180465
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class I
Trading Symbol	LSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R6
Trading Symbol	LHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019977
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class C
Trading Symbol	LACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.71%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000173881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F
Trading Symbol	LUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054889
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R2
Trading Symbol	LHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180467
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R3
Trading Symbol	LDCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R3
Trading Symbol	LCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73	1.40%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188258
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F3
Trading Symbol	LUBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054890
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R3
Trading Symbol	LHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180468
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R4
Trading Symbol	LSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019975
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class A
Trading Symbol	LACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000173883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R5
Trading Symbol	LUBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F
Trading Symbol	LFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156617
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R4
Trading Symbol	LCFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180469
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R5
Trading Symbol	LSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000173884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R6
Trading Symbol	LUBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class A
Trading Symbol	LFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F
Trading Symbol	LBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R6
Trading Symbol	LDCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000173882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	LUBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019979
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class I
Trading Symbol	LCFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055472
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class C
Trading Symbol	LARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020002
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class A
Trading Symbol	LAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000213736
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A1
Trading Symbol	LUSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 10,035,613,906
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 8,034,570
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156618
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R5
Trading Symbol	LCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019997
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class C
Trading Symbol	LTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054897
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F
Trading Symbol	LAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055474
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class I
Trading Symbol	LFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188232
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F3
Trading Symbol	LOCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R4
Trading Symbol	LAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R3
Trading Symbol	LRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054895
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R2
Trading Symbol	LTRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156619
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R6
Trading Symbol	LCFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R2
Trading Symbol	LAUQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019995
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class A
Trading Symbol	LTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156647
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R4
Trading Symbol	LRRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R2
Trading Symbol	LBCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R3
Trading Symbol	LAURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054894
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F
Trading Symbol	LTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188252
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F3
Trading Symbol	LFROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020004
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class C
Trading Symbol	LAUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188241
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F3
Trading Symbol	LTROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019978
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class P
Trading Symbol	LCFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 590,433,871
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 2,047,973
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000055475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R2
Trading Symbol	LFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R5
Trading Symbol	LAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020008
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	BFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.23%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054896
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R3
Trading Symbol	LTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R5
Trading Symbol	LRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R6
Trading Symbol	LAUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156629
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R4
Trading Symbol	LTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020009
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class P
Trading Symbol	LABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020001
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class I
Trading Symbol	LAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R6
Trading Symbol	LRRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 5,130,468,078
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 11,396,882
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054902
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R3
Trading Symbol	BLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R5
Trading Symbol	LTRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188242
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F3
Trading Symbol	LOGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 4,480,897,908
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 7,776,534
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F
Trading Symbol	LPLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020006
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	LABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156631
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R6
Trading Symbol	LTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099497
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R2
Trading Symbol	LIFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class I
Trading Symbol	LAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F
Trading Symbol	BLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019999
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class I
Trading Symbol	LTRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R5
Trading Symbol	LIFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class A
Trading Symbol	LAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class P
Trading Symbol	LTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 3,438,804,528
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 4,746,073
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020005
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	LABYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R4
Trading Symbol	LIFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188256
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F3
Trading Symbol	LOPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R4
Trading Symbol	BLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019992
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class A
Trading Symbol	LALDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R6
Trading Symbol	LIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R4
Trading Symbol	LAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019994
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class C
Trading Symbol	LDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R5
Trading Symbol	BLATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099493
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class A
Trading Symbol	LIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	LAPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054891
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F
Trading Symbol	LDLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R6
Trading Symbol	BLAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099496
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class I
Trading Symbol	LIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class C
Trading Symbol	LAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156626
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R4
Trading Symbol	LDLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188244
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F3
Trading Symbol	LOBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162906
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	LAPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099498
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R3
Trading Symbol	LIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R2
Trading Symbol	BLAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,944,477,948
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 971,362
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054892
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R2
Trading Symbol	LDLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000162903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R3
Trading Symbol	LAPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,067,312,071
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 2,534,795
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099494
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class C
Trading Symbol	LIFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020014
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ISFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054893
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R3
Trading Symbol	LDLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188254
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F3
Trading Symbol	LIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156639
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	LIXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019982
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class C
Trading Symbol	LCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R5
Trading Symbol	LDLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000099495
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F
Trading Symbol	LIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 858,128,583
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,461,444
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188246
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F3
Trading Symbol	ISFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019980
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class A
Trading Symbol	LCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R6
Trading Symbol	LDLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019987
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class C
Trading Symbol	LHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054885
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F
Trading Symbol	LCRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156640
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	LIXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019991
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class I
Trading Symbol	LLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054888
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F
Trading Symbol	LHYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020010
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ISFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188234
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F3
Trading Symbol	LCROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188238
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F3
Trading Symbol	LOLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 42,214,016,048
Holdings Count | Holding	1,109
Advisory Fees Paid, Amount	$ 54,167,517
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019985
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class A
Trading Symbol	LHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	LIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R4
Trading Symbol	LHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180461
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class A
Trading Symbol	LDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019984
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class I
Trading Symbol	LCRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156638
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	LIXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180462
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class C
Trading Symbol	LDCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054887
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	LCRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R5
Trading Symbol	LHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	LIXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156620
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	LCRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180463
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F
Trading Symbol	LDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188236
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F3
Trading Symbol	LHYOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020012
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	ISFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000180464
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F3
Trading Symbol	LSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 480,312,443
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 420,923
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156622
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	LCRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019989
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class I
Trading Symbol	LAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 3,632,207,774
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 10,231,193
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R2
Trading Symbol	LIGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 801,800,070
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 406,479
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156621
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	LCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054886
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R2
Trading Symbol	LCRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 3,831,551,254
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,974,083
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.